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                       MFS(R) INFLATION-ADJUSTED BOND FUND


          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005,
           TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART I

APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          N                             D
David  H.  Gunning(1)            N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 N                             D
Laurie J. Thomsen(2)             N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------

None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                           PERCENTAGE
--------------------------------------                           ----------

Robert W. Baird & Co. Inc.                             19.30% of Class A shares
777 E. Wisconsin Ave.
Milwaukee, WI 53202

Robert W. Baird & Co. Inc.                             12.48% of Class A shares
777 E. Wisconsin Ave.
Milwaukee, WI 53202

Pershing LLC                                           10.45% of Class A shares
P.O. Box 2052
Jersey City, NJ 07303

MFS Heritage Trust Co. Trustee                         14.19% of Class B shares
IRA R/O Donald L. Nielson
Attn: C. Giorgi, VP-RSI
500 Boylston Street
Boston, MA 02116

Jacqueline Arnoo                                        7.22% of Class C shares
c/o MFS
500 Boylston Street
Boston, MA 02116

Sterne Agee & Leach Inc.                                6.58% of Class C shares
813 Shades Creek Parkway
Birmingham, AL 35209

American Enterprise Inv. Svcs                           6.15% of Class C shares
P.O. Box 9446
Minneapolis, MN 55440

ADP Clearing & Outsourcing                              5.58% of Class C shares
26 Broadway
New York, NY 10004

First Clearing LLC                                      5.56% of Class C shares
10700 Wheat First Dr.
Glen Allen, VA 23060

Massachusetts Financial Services Company               34.30% of Class I shares
Attn: Thomas Hastings                                  39.58% of Class R shares
500 Boylston Street                                  (formerly Class R1 shares)
Boston, MA 02116                                      99.95% of Class R3 shares
                                                     (formerly Class R2 shares)

Richard Lamoureux Trustee                              58.55% of Class R shares
Lamoureux, Pagano Assoc. Inc.                        (formerly Class R1 shares)
c/o C. Giorgi, VP-RSI
500 Boylston Street
Boston, MA 02116

MFS Defined Contribution Plan                           43.72 of Class I shares
500 Boylston Street
Boston, MA 02116

MFS 401K Plan                                          21.97% of Class I shares
500 Boylston Street
Boston, MA 02116

    THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.